Share Capital - Summary of Shares Issued (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [Line Items]
Beginning Balance	$ 16,740
Ending Balance	$ 15,771	$ 16,740
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning Balance	608,535,477
Issued under option plans and share-settled plans	474,655
Repurchased	36,067,323
Ending Balance	572,942,809	608,535,477
Beginning Balance	$ 16,740
Issued under option plans and share-settled plans		$ 23
Repurchased		992
Ending Balance	$ 15,771	$ 16,740